Key management personnel and director compensation:	12 Months Ended
Dec. 31, 2024
Key Management Personnel And Director Compensation
Key management personnel and director compensation:

20.	Key management personnel and director compensation:

The Company’s compensation program specifically provides for total compensation for executive officers, which is a combination of base salary, performance-based incentives and benefit programs that reflect aggregated competitive pay considering business achievement, fulfillment of individual objectives and overall job performance. Executive officers participate in the Company’s omnibus plan (Note 14(f)).

The compensation of non-employee directors consists of a cash component and a share component. Directors participate in the Company’s omnibus plan (Note 14(f)).

Intermap Technologies corporation

Notes to Consolidated Financial Statements

(In thousands of United States dollars, except per share information)

For the years ended December 31, 2024 and 2023	Page 35

The following summarizes key management personnel and directors’ compensation for the years ended December 31, 2024 and 2023:

Year ended December 31,	2024	2023 adjusted

Compensation and benefits	$1,203	$1,405
Share-based compensation	152	197
	$1,355	$1,602

Comparative figures for compensation and benefits for the year ended December 31, 2023, in the table, have been adjusted by $228 to $1,405 (from the previously presented amount of $1,177). The adjustment was due to deferred salary payments that were appropriately expensed and accrued for in accounts payable and accrued liabilities in 2023 but omitted from the amount disclosed in this note disclosure. The correction of this note disclosure did not affect the Company’s consolidated operating expenses or consolidated loss.

The following summarizes key management personnel and directors share ownership of the Company as of December 31, 2024, and 2023:

December 31,	2024	2023

Number of Class A Common shares held	6,666,507	6,496,696
Percentage of total Class A Common shares issued	12.43%	15.64%